COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2017	Oct. 31, 2016	Jun. 30, 2013	Nov. 30, 2004	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Gain from discontinued operations							$ 18,878,359
Grants option to purchase
Employment Agreements [Member] | Iehab Hawatmeh [Member]
Loss Contingencies [Line Items]
Grants option to purchase	6,000
Quarterly bonus as stated percentage	5.00%
Bonus percentage of net purchase price of acquisitions completed	1.00%
Annual bonus percentage of gross sales, net of returns and allowances	1.00%
Accrued wages						$ 345,000	345,000
Accrued wages					$ 223,372	74,124
Delinquent Payroll Taxes Interest and Penalties [Member]
Loss Contingencies [Line Items]
Payment for acceptance				$ 500,000
Payment of tax term				5 years
Amount of taxes waived				$ 1,455,767
Accrued payroll taxes			$ 768,526
Internal revenue service rate of cash deposit			5.00%
Loss contingency accrual							512,520
Delinquent Payroll Taxes Interest and Penalties [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Due to related party					$ 0	$ 5,164	5,164
Playboy Enterprises, Inc. [Member]
Loss Contingencies [Line Items]
Litigation settlement amount		$ 6,600,000
Gain from discontinued operations							$ 18,878,359